Pensions and Other Postretirement Benefits (Rollforward of Fair Value of Investments Classified as Level 3) (Details) - Pensions [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 17,244	$ 18,564
Fair value of plan assets at end of year	18,424	17,244
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	421
Fair value of plan assets at end of year	435	421
Oil and Gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	948
Fair value of plan assets at end of year	901	948
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,049	1,101
Actual return relating to assets still held at the reporting date	20	(13)
Purchases	3	1
Sales	(1)	(1)
Disbursements	(35)	(39)
Fair value of plan assets at end of year	1,036	1,049
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	321	332
Actual return relating to assets still held at the reporting date	13	(2)
Purchases	3	1
Sales	(1)	(1)
Disbursements	(7)	(9)
Fair value of plan assets at end of year	329	321
Fair Value, Inputs, Level 3 [Member] | Oil and Gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	728	769
Actual return relating to assets still held at the reporting date	7	(11)
Purchases	0	0
Sales	0	0
Disbursements	(28)	(30)
Fair value of plan assets at end of year	$ 707	$ 728